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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                      Pioneer Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Value Fund

 Schedule of Investments 6/29/12

 Shares

 Value

 COMMON STOCKS - 99.7%

 Energy - 14.1%

 Oil & Gas Equipment & Services - 1.6%

 337,600

 Schlumberger, Ltd.

 $

 21,913,616

 Integrated Oil & Gas - 9.7%

 914,600

 BP Plc (A.D.R.)

 $

 37,077,884

 518,300

 Chevron Corp.

 54,680,650

 427,900

 Occidental Petroleum Corp.

 36,700,983

 $

 128,459,517

 Oil & Gas Exploration & Production - 2.8%

 1,439,600

 Marathon Oil Corp.

 $

 36,810,572

 Total Energy

 $

 187,183,705

 Materials - 2.7%

 Diversified Chemicals - 1.0%

 260,600

 EI du Pont de Nemours & Co.

 $

 13,178,542

 Diversified Metals & Mining - 1.7%

 686,100

 Freeport-McMoRan Copper & Gold, Inc.

 $

 23,375,427

 Total Materials

 $

 36,553,969

 Capital Goods - 7.0%

 Aerospace & Defense - 2.7%

 180,900

 Honeywell International, Inc.

 $

 10,101,456

 339,600

 United Technologies Corp.

 25,649,988

 $

 35,751,444

 Industrial Conglomerates - 3.6%

 2,281,200

 General Electric Co.

 $

 47,540,208

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 100,200

 Cummins, Inc.

 $

 9,710,382

 Total Capital Goods

 $

 93,002,034

 Consumer Services - 1.4%

 Restaurants - 1.4%

 212,700

 McDonald's Corp.

 $

 18,830,331

 Total Consumer Services

 $

 18,830,331

 Media - 6.9%

 Cable & Satellite - 2.3%

 951,200

 Comcast Corp.

 $

 30,409,864

 Movies & Entertainment - 4.6%

 1,193,200

 News Corp.

 $

 26,596,428

 723,500

 The Walt Disney Co.

 35,089,750

 $

 61,686,178

 Total Media

 $

 92,096,042

 Retailing - 2.0%

 Apparel Retail - 2.0%

 633,200

 TJX Companies, Inc.

 $

 27,183,276

 Total Retailing

 $

 27,183,276

 Food & Staples Retailing - 3.0%

 Hypermarkets & Super Centers - 3.0%

 577,100

 Wal-Mart Stores, Inc.

 $

 40,235,412

 Total Food & Staples Retailing

 $

 40,235,412

 Food, Beverage & Tobacco - 5.1%

 Soft Drinks - 1.6%

 274,200

 The Coca-Cola Co.

 $

 21,439,698

 Tobacco - 3.5%

 681,500

 Altria Group, Inc.

 $

 23,545,825

 256,200

 Philip Morris International, Inc.

 22,356,012

 $

 45,901,837

 Total Food, Beverage & Tobacco

 $

 67,341,535

 Health Care Equipment & Services - 6.3%

 Health Care Equipment - 2.2%

 544,700

 Covidien Plc

 $

 29,141,450

 Health Care Distributors - 1.5%

 491,400

 Cardinal Health, Inc.

 $

 20,638,800

 Managed Health Care - 2.6%

 582,800

 UnitedHealth Group, Inc.

 $

 34,093,800

 Total Health Care Equipment & Services

 $

 83,874,050

 Pharmaceuticals, Biotechnology & Life Sciences - 12.2%

 Biotechnology - 2.0%

 368,400

 Amgen, Inc.

 $

 26,907,936

 Pharmaceuticals - 10.2%

 402,300

 Johnson & Johnson

 $

 27,179,388

 1,135,600

 Merck & Co., Inc.

 47,411,300

 2,626,000

 Pfizer, Inc.

 60,398,000

 $

 134,988,688

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 161,896,624

 Banks - 5.9%

 Diversified Banks - 3.1%

 1,230,600

 Wells Fargo & Co.

 $

 41,151,264

 Regional Banks - 2.8%

 612,300

 PNC Financial Services Group, Inc.

 $

 37,417,653

 Total Banks

 $

 78,568,917

 Diversified Financials - 10.0%

 Other Diversified Financial Services - 4.3%

 1,042,100

 Citigroup, Inc.

 $

 28,563,961

 783,600

 JPMorgan Chase & Co.

 27,998,028

 $

 56,561,989

 Consumer Finance - 4.5%

 621,400

 Capital One Financial Corp.

 $

 33,965,724

 765,500

 Discover Financial Services

 26,470,990

 $

 60,436,714

 Asset Management & Custody Banks - 1.2%

 688,000

 Invesco, Ltd.

 $

 15,548,800

 Total Diversified Financials

 $

 132,547,503

 Insurance - 6.4%

 Property & Casualty Insurance - 6.4%

 361,900

 ACE, Ltd.

 $

 26,827,647

 381,100

 The Chubb Corp.

 27,751,702

 472,800

 The Travelers Companies, Inc.

 30,183,552

 $

 84,762,901

 Total Insurance

 $

 84,762,901

 Software & Services - 6.4%

 Systems Software - 6.4%

 1,821,800

 Microsoft Corp.

 $

 55,728,862

 973,200

 Oracle Corp.

 28,904,040

 $

 84,632,902

 Total Software & Services

 $

 84,632,902

 Technology Hardware & Equipment - 3.7%

 Communications Equipment - 2.2%

 1,701,600

 Cisco Systems, Inc.

 $

 29,216,472

 Computer Hardware - 1.5%

 961,000

 Hewlett-Packard Co.

 $

 19,325,710

 Total Technology Hardware & Equipment

 $

 48,542,182

 Semiconductors & Semiconductor Equipment - 2.5%

 Semiconductors - 2.5%

 1,231,100

 Intel Corp.

 $

 32,808,815

 Total Semiconductors & Semiconductor Equipment

 $

 32,808,815

 Telecommunication Services - 4.1%

 Integrated Telecommunication Services - 2.0%

 721,400

 AT&T, Inc.

 $

 25,725,124

 Wireless Telecommunication Services - 2.1%

 1,005,800

 Vodafone Group Plc (A.D.R.)

 $

 28,343,444

 Total Telecommunication Services

 $

 54,068,568

 TOTAL COMMON STOCKS

 (Cost $1,195,331,904)

 $

 1,324,128,766

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 $

 1,324,128,766

 (Cost $1,195,331,904) (a)

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 3,323,420

 TOTAL NET ASSETS - 100.0%

 $

 1,327,452,186

 (A.D.R.)

 American Depositary Receipts.

 *

 Non-income producing security.

 (a)

 At June 30, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $1,196,062,933 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 162,181,680

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (34,115,847)

 Net unrealized loss

 $

 128,065,833

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,324,128,766

$
-

$
-

$
1,324,128,766

 Total

$
1,324,128,766

$
-

$
-

$
1,324,128,766

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date August 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date August 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date August 29, 2012 * Print the name and title of each signing officer under his or her signature.